Shareholder Report, Line Graph (Details) 193809_Innovator U.S. Equity Power Buffer ETF - August_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Oct. 31, 2025
Innovator U.S. Equity Power Buffer ETF™ - August
Account Value [Line Items]
Line Graph and Table Measure Name								Innovator U.S. Equity Power Buffer ETF - August NAV
Accumulated Value	$ 15,274	$ 12,423	$ 11,415	$ 12,141	$ 10,871	$ 10,165	$ 10,000	$ 17,319
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	20,847	15,104	13,713	16,060	11,238	10,243	10,000	$ 25,319
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500
Accumulated Value	$ 19,143	$ 14,071	$ 12,992	$ 15,452	$ 10,972	$ 10,192	$ 10,000	$ 22,951